Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Preferred shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred shares, authorized		2,000,000	2,000,000
Preferred shares, issued
Preferred shares, outstanding
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.001	$ 0.001
Ordinary shares, authorized	[1]	200,000,000	200,000,000
Ordinary shares, issued	[1]	10,285,568	10,070,012
Ordinary shares, outstanding	[1]	10,285,568	10,070,012
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.001	$ 0.001
Ordinary shares, authorized		500,000
Ordinary shares, issued		500,000
Ordinary shares, outstanding		500,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the reclassification of Class A and Class B ordinary shares (Note 1).